Fair Value Measurements - Fair Value Valuation Model and Assumptions (Details) - Fair Value, Inputs, Level 3 [Member] - Derivative [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares
Measurement Input, Price Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.9080	0.7700
Measurement Input, Share Price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	$ 16.33	$ 2.20
Measurement Input, Credit Spread [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.1708	0.9220
Measurement Input, Expected Term [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Term	7 months 2 days	1 year 4 months 2 days
Measurement Input, Expected Dividend Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0	0
Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.0431	0.0460